Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 19, 2013
Other Income	$ 2,227	$ 778	$ 3,107
Gain (Loss) on Sale of Assets and Asset Impairment Charges	90	127	357
Appliances
Gain (loss) on contract termination	175
NBCU LLC
Pre tax gain on sale of business			1,096
Equity method investment, ownership percentage				49.00%
Pre tax income to extinguish obligation	450
Signaling
Pre tax gain on sale of business	623
Eliminations
Other Income	62	71	221
GE
Purchases and Sales of Business Interests	1,020	188	1,750
Licensing And Royalty Income	168	288	320
Associated Companies	45	176	40
Net Interest And Investment Income	65	(77)	116
Other items	868	132	660
Other Income	$ 2,165	707	$ 2,886
Net other-than-temporary impairments on investment securities		$ 217